Debt - Schedule of Future Maturities of the Term Loan Facility (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
December 31, 2026		$ 8,979
December 31, 2027		34,121
Total principal amount of debt	$ 48,000	$ 43,100	$ 58,103